Concentrations	12 Months Ended
Dec. 31, 2015
Risks and Uncertainties [Abstract]
Concentration Risk Disclosure [Text Block]
13.	Concentrations

Revenues from the Company’s services to a limited number of customers have accounted for a substantial percentage of the Company’s total revenues. For the twelve months ended December 31, 2015, the Company’s two largest customers, Tiburon, Inc. (“Tiburon”) a reseller and Washington State Patrol (“WSP”) a direct end user, accounted for approximately  10% and  5%, respectively, of the Company’s revenues for that period. For the twelve months ended December 31, 2014, the Company’s two largest customers, Tiburon, Inc. (“Tiburon”) a reseller and CareWorks (“CareWorks”) a direct end user, accounted for approximately  12% and  5%, respectively, of the Company’s revenues for that period.

For the twelve months ended December 31, 2015 and 2014, government contracts represented approximately  42% and  50% of the Company’s net revenues, respectively. A significant portion of the Company’s sales to Resellers’ represent ultimate sales to government agencies.

As of December 31, 2015, accounts receivable concentrations from the Company’s three largest customers were  18%,  13% and  12% of gross accounts receivable, respectively, and as of December 31, 2014, accounts receivable concentrations from the Company’s four largest customers were  23%,  21%, 13% and   10%, of gross accounts receivable, respectively. Accounts receivable balances from the Company’s three largest customers at December 31, 2015 has been partially collected.